Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

VW Credit, Inc. (the “Company”)

BofA Securities, Inc.

Citigroup Global Markets Inc.

Mizuho Securities USA LLC

U.S. Bancorp Investments, Inc.

(together, the “Specified Parties”)

Re: Volkswagen Auto Loan Enhanced Trust 2025-2 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “11.06.25 VALET 25-2 Data Tapes.xlsx” provided by the Company on November 6, 2025, containing information on 37,329 automobile retail installment sale contracts and/or installment loans (the “Auto Loans”) as of September 30, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Volkswagen Auto Loan Enhanced Trust 2025-2. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Sample Selection File” means an electronic data file entitled “ KPMG AcctNum List_VALET25-2.xlsx” provided by the Company on October 16, 2025, containing information on 41,278 loans, which we were informed were intended to be included as collateral in the offering by Volkswagen Auto Loan Enhanced Trust 2025-2.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Initial Data File” means an electronic data file entitled “VALET 25-2 Final_Data Tapes & Substitution Assets_KPMG.xlsx” provided by the Company on October 25, 2025, containing information on 37,329 automobile retail installment sale contracts and/or installment loans as of September 30, 2025.

•	The term “Loan Contract” means retail installment sale contract, simple interest vehicle contract for sale and security agreement, retail purchase agreement, credit sale contract, correction letter, installment loan agreement, and/or other related documents.

•	The term “Title Document” means certificate of title, confirmation of security interest (lien), confirmation of lien perfection, lien entry, notice of record, registration statement, motor vehicle division statement, notice of liens, application for title, electronic title document, and/or other related documents which the Company informed us are acceptable forms of title.

•	The term “Odometer Disclosure Statement” means a document disclosing the mileage of a vehicle upon transfer of ownership.

•	The term “Insurance Agreement” means an insurance identification card, agreement to provide insurance, letter of coverage, insurance coverage acknowledgment, financial responsibility identification card, insurance policy, insurance coverage statement, and/or other related documents.

•	The term “Company’s Asset System Screenshots” means screenshots of customer records (including, but not limited to, credit scores and credit approval decisions) that the Company informed us were extracted from its FISERV asset origination and monitoring system.

•	The term “Accounting Universe Schedules” means electronic data files containing information on the Auto Loans’ manufacturer’s suggested retail price (“MSRP”), used vehicle value, unpaid principal balance, payment dates, and delinquency history.

•	The term “Source Documents” means the following information provided by the Company:

-	Loan Contract

-	Title Document

-	Odometer Disclosure Statement

-	Insurance Agreement

-	Company’s Asset System Screenshots

-	Accounting Universe Schedules

The Source Documents were represented by the Company to be either electronic copies of the original Source Documents, and/or electronic representations of the records contained within the Company’s systems. We make no representation regarding the validity, enforceability, authenticity, or accuracy of the information in the documents, or the documents themselves, or the execution of the Loan Contract by the borrower.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit A.

•	The term “Provided Information” means the Sample Selection File, Source Documents and Instructions.

2

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 125 Auto Loans from the Sample Selection File. We disregarded two such Auto Loans selected from the Sample Selection File which were not observed in the Initial Data File, and then randomly selected an additional two Auto Loans from the Initial Data File for a total of 125 Auto Loans (the “Sample Loans”). A listing of the Sample Loans is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Auto Loans we were instructed to randomly select from the Sample Selection File or the Initial Data File.

B.	For each Sample Loan, we compared or recomputed the specified attributes in the Initial Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Initial Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Provided Information

VIN	Loan Contract

EFFECTIVEDATE	Loan Contract

FINANCEDAMT	Loan Contract

ORIGTERM	Loan Contract

MOPMT	Loan Contract, Company’s Asset System Screenshots

VEHICLEMAKE	Loan Contract, Instructions

VEHICLEYR	Loan Contract

FIRST_PMT_DUE_DT	Loan Contract, Company’s Asset System Screenshots

CONTRACTRATE	Loan Contract, Company’s Asset System Screenshots

VEHICLESHORTMODEL	Loan Contract, Instructions

GARAGINGSTATE	Loan Contract, Company’s Asset System Screenshots

NEWUSEDIND	Loan Contract, Company’s Asset System Screenshots, Odometer Disclosure Statement, Instructions

MATURITYDATE	Instructions

AUTOAPPROVAL	Company’s Asset System Screenshots

FICO	Company’s Asset System Screenshots

COOBLIGOR	Loan Contract

ORIGSTATE	Loan Contract

CURR_REMTERM	Instructions

MSRP	Accounting Universe Schedules

3

Attribute	Provided Information

USED_VEHICLE_VALUE	Accounting Universe Schedules, Odometer Disclosure, Instructions

DAYSDELINQ	Accounting Universe Schedules, Instructions

PRINCIPALBALANCEUNPAID	Accounting Universe Schedules

We found such information to be in agreement.

C.	The Initial Data File was revised by the Company to include additional information on the Auto Loans which were not attributes subject to the above procedures.

We reperformed Procedure B for the Sample Loans in the Data File. We found such information to be in agreement.

D.	For each Sample Loan, we observed the presence of the following in the Source Documents, except as listed in Exhibit C:

1.	A truth-in-lending disclosure statement within the Loan Contract

2.	An electronic copy of the Title Document listing the Company or its subsidiaries (e.g., “VW Credit,” “VW Credit ELT,” “Volkswagen Credit,” “Volkswagen Credit Inc,” “Volkswagen Financial Services,” “Audi Financial Services,” or “Audi Fncl Svs”) as the security interest holder of the vehicle. For purposes of this procedure, we were instructed by the Company to ignore differences due to punctuation. We did not perform any procedures to determine if the Title Document complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest.

3.	An electronic copy of insurance policy information contained within the Loan Contract or Insurance Agreement

4.	An electronic copy of a signed Loan Contract. We make no representation regarding the authenticity of the signature

5.	Two buyer names in the co-buyer section for each Sample Loan with a COOBLIGOR value of “Y”

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

4

The procedures performed were applied based on the information included in the Initial Data File, Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Auto Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

November 10, 2025

5

A-1

Exhibit A – Instructions

Number	Attribute	Instructions
1.	VEHICLEMAKE	For Sample Loans for which the Data File value is “Volkswagen,” consider the Vehicle Makle to be in agreement if the Provided Information value is “VW,” “Volk,” “Volksw,” or “Volkswagon.”
2.	VEHICLESHORTMODEL	Compare the Data File value to the Provided Information value excluding trim or engine type
3.	NEWUSEDIND

Consider the NEWUSEDIND to be “U” if the Odometer Disclosure Statement was equal to or great than 10,000 miles.

Consider the NEWUSEDIND to be “N” if the Odometer Disclosure Statement was less than 10,000 miles.

4.	MATURITYDATE	Recompute as the date equal to: a. FIRST_PMT_DUE_DT b. plus the ORIGTERM number of months c. minus one (1) month.
5.	CURR_REMTERM	Recompute as the number of months equal to: a. MATURITYDATE b. minus September 30, 2025 c. plus one (1) month if MATURITYDATE is the last day of a month.
6.	USED_VEHICLE_VALUE	If the Odometer Disclosure Statement was less than 10,000, compare to MSRP.
7.	DAYSDELINQ	a. If next payment date is after September 30, 2025, compare to zero, otherwise recompute as the number of days equal to: b. September 30, 2025 c. minus Next Payment Due Date d. plus one (1) day

B-1

Exhibit B – The Sample Loans

Sample Loan ID	Company Account Number[1]	Sample Loan ID	Company Account Number[1]	Sample Loan ID	Company Account Number[1]	Sample Loan ID	Company Account Number[1]
1	2025223865	32	2025214052	63	2025209387	94	2025214913
2	2025295589	33	2025263426	64	2025202303	95	2025230571
3	2025288945	34	2025278026	65	2025207659	96	2025252908
4	2025296196	35	2025232375	66	2025209457	97	2025254375
5	2025210378	36	2025268979	67	2025242710	98	2025232298
6	2025258451	37	2025200882	68	2025208651	99	2025254250
7	2025215623	38	2025207914	69	2025208719	100	2025220320
8	2025267529	39	2025265538	70	2025216491	101	2025254933
9	2025241841	40	2025246503	71	2025274708	102	2025299072
10	2025263018	41	2025208702	72	2025251984	103	2025205048
11	2025220495	42	2025252488	73	2025262103	104	2025203877
12	2025225563	43	2025278604	74	2025215709	105	2025271459
13	2025224240	44	2025294320	75	2025248275	106	2025206122
14	2025256852	45	2025209055	76	2025279932	107	2025245890
15	2025270565	46	2025278003	77	2025207258	108	2025253072
16	2025206400	47	2025202435	78	2025224339	109	2025256155
17	2025236521	48	2025220993	79	2025235036	110	2025280666
18	2025285816	49	2025292262	80	2025265634	111	2025283603
19	2025293521	50	2025297358	81	2025276693	112	2025286957
20	2025259826	51	2025237824	82	2025203802	113	2025299907
21	2025263379	52	2025281204	83	2025222602	114	2025280885
22	2025287499	53	2025293844	84	2025267898	115	2025233050
23	2025222233	54	2025263054	85	2025288019	116	2025275345
24	2025248313	55	2025206807	86	2025219517	117	2025201097
25	2025290340	56	2025208639	87	2025271613	118	2025225722
26	2025243220	57	2025273854	88	2025268733	119	2025227633
27	2025289023	58	2025224347	89	2025298002	120	2025232787
28	2025295444	59	2025213743	90	2025278725	121	2025247693
29	2025269879	60	2025240407	91	2025297193	122	2025274903
30	2025296500	61	2025260809	92	2025297660	123	2025230617
31	2025225893	62	2025235796	93	2025206117	124	2025298684
						125	2025239640

1 The Company has assigned a unique ten-digit account number to each Auto Loan in the Data File. The Company Account Numbers referred to in this Exhibit are not the actual account numbers.

C-1

Exhibit C – Exception

Procedure	Sample Loan ID	Company Account Number[1]	Per Source Documents
C - 2	13	2025224240	Security Interest Holder not stated

1 The Company has assigned a unique ten-digit account number to each Auto Loan in the Data File. The Company Account Number referred to in this Exhibit is not the actual account number.